Consolidated Statements of Operations and Comprehensive Income (Loss) - USD ($)		12 Months Ended
		Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Income Statement [Abstract]
Product revenue		$ 29,537,224	$ 48,323,022	$ 9,677,278
Service revenue		2,790,895	3,127,225	9,327,023
Total revenues		32,328,119	51,450,247	19,004,301
Cost of revenues		16,915,795	22,227,055	21,903,644
Gross profit (loss)		15,412,324	29,223,192	(2,899,343)
Operating expenses:
Selling expenses		1,956,120	1,418,586	925,373
General and administrative expenses		61,450,444	25,774,237	22,822,085
Total operating expenses		63,406,564	27,192,823	23,747,458
Gain on disposal of subsidiaries		(5,941)
Income (loss) from operations		(47,988,299)	2,030,369	(26,646,801)
Other income (expenses):
Interest income		4,362,832	1,779,672	824,435
Interest expenses			(4,383)	(728,346)
Other income		1,033,622	133,477	81,733
Loss from investment		(509,496)	(3,656,520)
Exchange gain (loss)		(2,161,264)	1,780,087	(288,346)
Government grants		81,911	434,604	4,006,567
Other expenses		(649,476)	(108,328)	(108,624)
Total other income		2,158,129	358,609	3,787,419
Income (loss) before income taxes provision (benefit)		(45,830,170)	2,388,978	(22,859,382)
Income taxes provision (benefit)		(72,933)	(378,843)	9,251,542
Net income (loss)		(45,757,237)	2,767,821	(32,110,924)
Less: net loss attributable to non-controlling interest		(1,868,995)	(1,663,120)	(1,435,504)
Net income (loss) attributable to Ebang International Holdings Inc.		(43,888,242)	4,430,941	(30,675,420)
Net income (loss)		(45,757,237)	2,767,821	(32,110,924)
Foreign currency translation adjustment		(5,338,217)	953,073	1,960,109
Total comprehensive income (loss)		(51,095,454)	3,720,894	(30,150,815)
Less: comprehensive loss attributable to non-controlling interest		(2,379,686)	(1,461,374)	(893,905)
Comprehensive income (loss) attributable to Ebang International Holdings Inc.		$ (48,715,768)	$ 5,182,268	$ (29,256,910)
Net income (loss) per ordinary share attributable to Ebang International Holdings Inc.
Basic (in Dollars per share)	[1]	$ (7.03)	$ 0.75	$ (7.55)
Diluted (in Dollars per share)	[1]	$ (7.03)	$ 0.75	$ (7.55)
Weighted average ordinary shares outstanding
Basic (in Shares)	[2]	6,247,333	5,923,845	4,064,708
Diluted (in Shares)	[2]	6,247,333	5,928,858	4,064,708

[1]	Retrospectively adjusted for the effect of the Reverse Stock Split effected on November 20, 2022. See Note 12.
[2]	Retrospectively adjusted for the effect of the Reverse Stock Split effected on November 20, 2022. See Note 12.